Average Annual Total Returns		12 Months Ended		18 Months Ended	26 Months Ended	39 Months Ended	60 Months Ended	62 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.86%	17.88%	17.66%	21.77%	21.77%
Morningstar US Real Estate Sector Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.14%		13.91%
Bloomberg World All-Cap Equal Weight TR Index (reflects no deductions for fees, expenses, or taxes).
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		21.47%				6.18%	8.38%
Bloomberg World All-Cap Equal Weight/UST 0-1 Yr 50/50 Index (reflects no deductions for fees, expenses, or taxes).
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.44%				4.76%	5.83%
SRH U.S. Quality GARP ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.25%			15.29%
Performance Inception Date						Oct. 04, 2022
SRH U.S. Quality GARP ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.04%			14.99%
SRH U.S. Quality GARP ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.42%			11.95%
SRH REIT Covered Call ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(0.96%)		9.59%
Performance Inception Date					Nov. 01, 2023
SRH REIT Covered Call ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.67%)		6.91%
SRH REIT Covered Call ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.56%)		6.34%
TrueShares Quarterly Bull Hedge ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.53%	3.46%
Performance Inception Date				Jun. 28, 2024
TrueShares Quarterly Bull Hedge ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.03%	0.67%
TrueShares Quarterly Bull Hedge ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.69%	1.48%
TrueShares Quarterly Bear Hedge ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(0.27%)	(0.11%)
Performance Inception Date				Jun. 28, 2024
TrueShares Quarterly Bear Hedge ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.56%)	(1.33%)
TrueShares Quarterly Bear Hedge ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.16%)	(0.59%)
Polen International Dividend Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.12%	32.55%
Performance Inception Date		Dec. 26, 2024
Polen International Dividend Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.48%	30.85%
Polen International Dividend Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.18%	19.17%
Clough Hedged Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.08%				3.83%	6.82%
Performance Inception Date								Nov. 12, 2020
Clough Hedged Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.82%				3.72%	6.71%
Clough Hedged Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.73%				2.95%	5.34%
Clough Select Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			19.50%				11.21%	14.73%
Performance Inception Date								Nov. 12, 2020
Clough Select Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.41%				11.06%	14.59%
Clough Select Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.62%				8.90%	11.86%

[1]	The Bloomberg World All-Cap Equal Weight TR Index is an equal weighted equity benchmark that covers 99% market cap of the measured market.
[2]	The Bloomberg World All-Cap Equal Weight TR Index is an equal weighted equity benchmark that covers 99% market cap of the measured market. The Bloomberg World All-Cap Equal Weight/UST 0-1 Yr 50/50 Index consists of 50% Bloomberg US Treasury 0-1 Year Maturity Index and 50% Bloomberg World All-Cap Equal Weight TR Index and serves as the Fund’s secondary benchmark.